Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 115
3 years	359
5 years	622
10 years	$ 1,375